Acquisition of Authy, Inc. - Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Feb. 23, 2015
Acquisition of Authy, Inc.
Goodwill	$ 3,165	$ 3,165
Authy, Inc.
Acquisition of Authy, Inc.
Intangible assets			$ 1,760
Net deferred tax liability			100
Goodwill deductible for tax purposes			0
Authy, Inc. | Previously Reported
Acquisition of Authy, Inc.
Net tangible assets			1,217
Goodwill			3,113
Intangible assets			1,760
Total purchase price			$ 6,090